RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES AND RELATIONSHIP

The following is a list of the major related parties and the relationship with the Company as of June 30, 2026 and 2025:

Name of the related parties	Relation with the Company
Maderic Holding Limited	Majority Shareholder of IEC
HFO Investment Group Ltd	Shareholder of IEC
Dr. Wirawan Jusuf	Director, Chairman of the Board and Chief Executive Officer
Frank C. Ingriselli	President
Chia Hsin “Charlie” Wu	Chief Technology Officer
Mirza F. Said	Chief Operating Officer and Director
James J. Huang	Chief Investment Officer and Director
Gregory L. Overholtzer	Chief Financial Officer
Chiu Chen-Chia	Shareholder of IEC
Chiu Chen-Ta	Shareholder of IEC
PT. Wiranusa Karana Mardika	An Entity Controlled by Dr. Wirawan Jusuf

SCHEDULE OF RELATED PARTY RENTAL EXPENSE
	June 30,	June 30,
	2026	2025
	(Unaudited)	(Unaudited)
General and administrative expense	$37,766	$43,853
Leasing operating expense	34,885	34,687
Total	$72,651	$78,540

SCHEDULE OF AMOUNT DUE TO RELATED PARTIES

As of June 30, 2026 and December 31, 2025, the amount due to related parties of the Company was listed as below:

	June 30,	December 31,
Amount due to related parties	2026	2025
	(Unaudited)	(Audited)
PT. Wiranusa Karana Mardika	$1,335	$1,383
Total	$1,335	$1,383